Cover	Apr. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2023
Entity File Number	001-41020
Entity Registrant Name	7 ACQUISITION CORPORATION
Entity Central Index Key	0001850699
Entity Tax Identification Number	98-1587317
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	750 East Main Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06920
City Area Code	203
Local Phone Number	869-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	SVNAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares included as part of the Units
Trading Symbol	SVNA
Security Exchange Name	NASDAQ
Warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Title of 12(b) Security	Warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SVNAW
Security Exchange Name	NASDAQ